Employee Benefit Plan, Company Stock Fund - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Company Stock Fund [Line Items]
EBP, Company Stock Fund [Text Block]	Company Stock Fund
The Company Stock Fund, a unitized fund, which is available to plan participants through the Investment Trust, consists of common stock of General Mills and cash for dividends, fractional shares, and liquidity needs. At December 31, 2025 and 2024, the fair value of the shares held by the Investment Trust was $97,336,451 and $139,873,883, respectively, and the number of shares held by the Investment Trust was 2,093,257 and 2,193,412 , respectively. At December 31, 2025 and 2024, the value of the cash held by the Investment Trust was $290,630 and $545,436, respectively. Participants should refer to the consolidated financial statements of General Mills and subsidiaries included in the Company’s Annual Report to Stockholders, which is distributed to all participants in the Plan. The Company Stock Fund is managed by an independent fiduciary, State Street Global Advisors.

EBP, Investment, Fair Value	$ 5,336,901,264	$ 4,983,694,927
EBP, Nonconsolidated, Master Trust [Member]
Employee Benefit Plan, Company Stock Fund [Line Items]
EBP, Investment, Fair Value	5,289,935,110	4,938,131,767
EBP, Nonconsolidated, Master Trust [Member] | Company Stock Fund Investment [Member]
Employee Benefit Plan, Company Stock Fund [Line Items]
EBP, Investment, Fair Value	$ 97,336,451	$ 139,873,883
EBP, Investment, Number of Shares	2,093,257	2,193,412
EBP, Nonconsolidated, Master Trust [Member] | Cash Held in Company Stock Fund Investment [Member]
Employee Benefit Plan, Company Stock Fund [Line Items]
EBP, Investment, Fair Value	$ 290,630	$ 545,436